Shareholders' Equity (Details) - USD ($)																	12 Months Ended
	Sep. 03, 2025	Oct. 24, 2024	Oct. 08, 2024	Aug. 24, 2024	Jul. 09, 2024	Apr. 30, 2024	Mar. 05, 2024	Jan. 26, 2024	Jan. 17, 2024	Nov. 21, 2023	Nov. 16, 2023	Oct. 17, 2023	Oct. 02, 2023	Jun. 19, 2023	Sep. 17, 2021	Aug. 09, 2021	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Shareholders' Equity [Line Items]
Listing depositary shares ratio description				On August 24, 2020, the Company amended the ratio of ADS representing its ordinary shares from one (1) ADS representing one (1) ordinary share to one (1) ADS representing three (3) ordinary shares.
Reverse ADS split ratio																	one—for—three
Authorized issued share capital																		$ 195,884,024	$ 139,339,849
Initial exercise		$ 0.461
Term of warrants		5 years
Issuance of ordinary shares																			7,098,000
Gross proceeds from private placement																		$ 195,884,024	$ 139,339,849
Re-designation of shares, description																	Webao Limited were re—designated and re—classified as Class B Ordinary Shares par value US$0.0001 each on a 1:1 basis and all other issued and outstanding Ordinary Shares as class A ordinary shares, par value US$0.0001 each (the “Class A Ordinary Shares”) on a 1:1 basis.
Warrant Shares [Member]
Shareholders' Equity [Line Items]
Initial exercise								$ 0.4146		$ 0.52875		$ 0.48875
Warrant [Member]
Shareholders' Equity [Line Items]
Number of shares issued					25,017,480
Initial exercise							$ 0.4933
Term of warrants							5 years	5 years		5 years		5 years
Warrants, exercised																	1,120,970,000	910,175,060	3,380,000
Issuance of ordinary shares			112,578,710															37,526,230
Number of shares to purchase warrants																	8,880,000	1,315,350,000
Weighted average exercise price of warrants																	$ 3	$ 0.4
Exercised on cashless basis warrants	155,820,000
Warrant outstanding																	2,960,000	1,123,930,000
Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value		$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Sale of units		361,290,000					37,100,000		160,826,730		53,608,910		35,739,270
Sale of units price per share									$ 0.3317		$ 0.423		$ 0.391
Initial exercise		$ 0.369							$ 0.4146		$ 0.52875		$ 0.48875
Aggregate purchase price		$ 133,320,000							$ 53,350,000		$ 22,680,000		$ 14,000,000
Net proceeds								$ 53,350,000		$ 22,680,000		$ 14,000,000
Number of ordinary shares		1							1		1		1
Number of warrants share									1		1		1
Purchase of warrants							222,600,000
Gross proceeds from private placement							$ 49,340,000
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Initial exercise		$ 0.461
Number of warrants share		1
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, shares authorized																	500,000,000
Ordinary shares, par value																	$ 0.0001
Issuance of ordinary shares																		637,122,520
Exercised on cashless basis warrants	758,709,000
Ordinary Shares [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Purchase ordinary shares																			3
American Depositary Shares [Member]
Shareholders' Equity [Line Items]
Price per depository share		$ 1.383
American Depositary Shares [Member] | Warrant Shares [Member]
Shareholders' Equity [Line Items]
Initial exercise								$ 1.2438		$ 1.59		$ 1.47
American Depositary Shares [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Initial exercise							$ 1.48
Purchase price per share							$ 1.33
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Sale of units							111,300,000
Price per depository share		$ 1.383
Webao Limited [Member]
Shareholders' Equity [Line Items]
Ordinary shares, shares issued						7,980,800
Ordinary shares, shares outstanding						7,980,800
Webao Limited [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value						$ 0.0001
Authorized issued share capital						$ 500,000
Number of shares issued						5,000,000,000
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, shares authorized																	4,500,000,000	4,500,000,000
Ordinary shares, par value																	$ 0.0001	$ 0.0001
Ordinary shares, shares issued																	2,563,297,613	1,648,768,613
Ordinary shares, shares outstanding																	2,562,131,730	1,647,602,730
Issuance of ordinary shares																	914,529,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Authorized issued share capital																		$ 58,129	$ 36,147
Number of shares issued																		581,290,050	361,474,910
Ordinary shares, shares outstanding																	2,563,297,613	1,648,768,613	430,356,043	61,783,133
Class A Ordinary Shares [Member] | Webao Limited [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value						$ 0.0001
Number of shares issued						4,500,000,000
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, shares authorized																	500,000,000	500,000,000
Ordinary shares, par value																	$ 0.0001	$ 0.0001
Ordinary shares, shares issued																	7,980,800	7,980,800
Ordinary shares, shares outstanding																	7,980,800	7,980,800
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Authorized issued share capital
Ordinary shares, shares issued																	7,980,800	7,980,800
Ordinary shares, shares outstanding																	7,980,800	7,980,800	7,980,800	7,980,800
Class B Ordinary Shares [Member] | Webao Limited [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value						$ 0.0001
Number of shares issued						500,000,000
Private Placement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value																$ 0.0001
Sale of units																6,340,000
Sale of units price per share																$ 1.58
Initial exercise																$ 3
Aggregate purchase price																$ 10,020,000.00
Net proceeds															$ 10,000,000
Term of warrants																	5 years
Private Placement [Member] | Warrant Shares [Member]
Shareholders' Equity [Line Items]
Initial exercise															$ 3
Term of warrants															5 years
Prior to Increase in Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value														$ 0.0001
Increased its authorized shares value														$ 50,000
Divided into ordinary shares														500,000,000
After Increase in Shares [Member]
Shareholders' Equity [Line Items]
Divided shares value														$ 500,000
After Increase in Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value														$ 0.0001
Divided into ordinary shares														5,000,000,000
Additional Issue of Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Additional ordinary shares														4,500,000,000
Additional shares par value														$ 0.0001